Note 7 - Right-of-use Assets - Right-of-use Assets (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Right-of-use assets	$ 446,773	$ 514,181
Gross carrying amount [member]
Statement Line Items [Line Items]
Right-of-use assets	446,773	597,562
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Right-of-use assets	(150,789)	$ (83,381)
Charge for the period	$ (67,408)